Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	A. Customers

	2024		2023
Domestic customers	Ps.	86,225,287	Ps.	79,069,658
Export customers	40,507,888		32,324,773
Total customers, net	Ps.	126,733,175	Ps.	111,394,431

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2024 and 2023, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2024		2023
Current	Ps.	84,445,056	Ps.	77,163,100
1 to 30 days	437,409		2,951,072
31 to 60 days	219,618		222,775
61 to 90 days	164,720		268,165
More than 90 days	9,117,181		7,216,946
Total	94,383,984		87,822,058
Impaired (reserved)	(8,158,697)		(8,752,400)
Total domestic customers, net	Ps.	86,225,287	Ps.	79,069,658

	Export customers
	2024		2023
Current	Ps.	33,799,362	Ps.	27,530,400
1 to 30 days	5,673,672		3,470,255
31 to 60 days	259,797		615,237
61 to 90 days	56,352		12,267
More than 90 days	16,956,672		864,160
Total	56,745,855		32,492,319
Impaired (reserved)	(16,237,967)		(167,546)
Total export customers, net	Ps.	40,507,888	Ps.	32,324,773

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2024		2023		2022
Balance at the beginning of the year	Ps.	(8,752,400)	Ps.	(5,637,756)	Ps.	(3,459,063)
Impairment of accounts receivable	593,703		(3,114,644)		(2,178,693)
Balance at the end of the year	Ps.	(8,158,697)	Ps.	(8,752,400)	Ps.	(5,637,756)

	Export customers
	2024		2023		2022
Balance at the beginning of the year	Ps.	(167,546)	Ps.	(190,779)	Ps.	(282,917)
(Increase) cancellation(1)	(16,032,261)		1,320		143,689
Translation effects	(38,160)		21,913		(51,551)
Balance at the end of the year	Ps.	(16,237,967)	Ps.	(167,546)	Ps.	(190,779)
(1) The impairment of domestic and export customers recognized in 2024 was mainly in uncollectible export accounts due to the lack of a reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the fact that the debtor does not suggest a payment plan.

Summary of Other Accounts Receivable
B.    Other financial and non-financial accounts receivable

	2024		2023
Financial assets:
Sundry debtors (1)	Ps.	26,789,620	Ps.	35,253,635
Employees and officers	5,541,324		5,633,492
Total financial assets	Ps.	32,330,944	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	63,432,179	Ps.	155,336,028
Special Tax on Production and Services	6,135,511		2,603,657
Other accounts receivable	4,965,223		5,139,993
Total non-financial assets:	Ps.	74,532,913	Ps.	163,079,678
(1)Includes Ps. (788,453) and Ps. (827,739) of impairment, as of December 31, 2024 and 2023, respectively.